Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Current
Accrued compensation to employees(1)	622	576
Accrued defined benefit liability (3)	5	1
Accrued expenses(1)	1,021	991
Withholding taxes and others(3)	409	381
Liabilities of controlled trusts (1)	18	20
Liability towards contingent consideration(2)	8	1
Capital creditors(1)	30	61
Financial liability under option arrangements(2)(4)	80	64
Other non-financial liabilities(3)	1	1
Other financial liabilities (1)	53	61
Total Current other liabilities	2,247	2,157
Non-current
Accrued compensation to employees(1)	1	1
Accrued expenses(1)	182	221
Accrued defined benefit liability (3)	50	14
Financial liability under option arrangements(2)(4)	13	13
Liability towards contingent consideration(2)	3	2
Other non-financial liabilities(3)	9	12
Other financial liabilities (1)	9	1
Total Non-current other liabilities	267	264
Total other liabilities	2,514	2,421
(1) Financial liability carried at amortized cost	1,936	1,932
(2) Financial liability carried at fair value through profit or loss	104	80
Financial liability under option arrangements on undiscounted basis	103	89
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	11	4

(3) Non-financial liabilities

(4) Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.